Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Schedule of fair value measurements of financial instruments

		Fair value measurement or disclosure at
		December 31, 2018 using
			Significant
		Quoted prices in	other	Significant
		active markets for	observable	unobservable
	Total fair value at	identical assets	inputs	inputs
	December 31, 2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Fair value disclosure
Loans and advances, net – non-current	421,564	—	421,564	—
Long-term payable to institutional funding partners and online investors	419,039	—	419,039	—

Fair value measurements
Recurring
Recurring short-term investments Available-for-sale debt securities	4,100	—	4,100	—

Fair value measurement or disclosure at
December 31, 2019 using
			Quoted prices in	Significant	Significant
			active markets for	other	unobservable
	Total fair value at		identical assets	observable	inputs
	December 31, 2019		(Level 1)	inputs (Level 2)	(Level 3)
	RMB	US$	RMB	RMB	RMB
Fair value disclosure
Loans and advances, net – non-current	49,643	7,131	—	49,643	—
Long-term payable to institutional funding partners and online investors	49,866	7,163	—	49,866	—

Fair value measurements
Recurring
Recurring short-term investments Available-for-sale debt securities	—	—	—	—	—

Schedule of estimated useful lives of assets

	Estimated	Estimated
Category:	Useful Life	Residual Value
Computer and electronic equipment	3~5 years	5%
Office furniture and equipment	3~5 years	5%
Vehicles	3~4 years	5%
Software	3~10 years	0%
Leasehold improvement	Lessor of useful life or lease term	0%

Schedule of consolidated balance sheet

	Balance at	Adjustments	Balance at
Assets	December 31, 2018	due to ASC 606	January 1, 2019
	RMB	RMB	RMB
Deferred tax assets	329,796	85,243	415,039

Liabilities
Deferred revenue	23,305	(23,305)	—
Contract liabilities	—	364,278	364,278

Shareholders’ equity
Retained earnings	1,040,443	(255,730)	784,713

Schedule of impact to the comprehensive income

	For the year ended December 31, 2019
		Amounts
		without adoption
	As reported	of ASC 606	Effect of change
	RMB	RMB	RMB
Revenue from loan services fee	2,955,050	3,090,589	(135,539)

Schedule of other revenues in consolidated statements of comprehensive income

	Year Ended December 31,
	2019
	RMB	US$
Late payment penalties	102,910	14,782
Others	170,523	24,494
Total	273,433	39,276

Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Schedule of other revenues in consolidated statements of comprehensive income

	Year Ended December 31,
	2017	2018
	RMB	RMB
Late payment penalties and loan collection fees	218,675	113,313
Others	86,362	76,399
Total	305,037	189,712